Premises and Equipment (Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 14,584	$ 14,252
Less: accumulated depreciation and amortization	(8,051)	(7,922)
Premises and equipment, net	6,533	6,330
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,066	1,066
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	8,828	8,585
Furniture, Computer Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 4,690	$ 4,601